INVESCO Funds Group, Inc.
7800 E. Union Avenue
Denver, CO  80237
(303) 930-6300



October 1, 1996



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Money Market Funds, Inc.
      1933 Act No. 002-55079
      1940 Act No. 811-2606
      CIK No. 35685

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Money Market Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of Prospectus and Statement of Additional Information for filing under Rule 497(c) does not differ from that contained in the Post-Effective Amendment No. 32 to the Registration Statement which was electronically filed pursuant to Rule
485(b) on September 26, 1996. This Post-Effective Amendment is to become effective today.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ Glen A. Payne
-----------------
Glen A. Payne
Senior Vice President, Secretary
  and General Counsel

GAP:ss